EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

15.EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2013, 2014 and 2015 as follows:

	2013	2014	2015
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:

Net income attributable to 51job, Inc.	500,640	438,910	618,057
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	—	—	32,653

Numerator for diluted earnings per share	500,640	438,910	650,710

Denominator:

Denominator for basic earnings per share — weighted average common shares outstanding	58,551,925	58,475,397	57,714,850
Dilutive effect of convertible senior notes	—	—	4,035,672
Dilutive effect of share options	1,517,272	1,216,596	748,129

Denominator for diluted earnings per share	60,069,197	59,691,993	62,498,651

Basic earnings per share	8.55	7.51	10.71

Diluted earnings per share	8.33	7.35	10.41

The convertible senior notes were not included in the calculation of diluted earnings per share in 2014 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 2,707,713 in 2013, 2,196,406 in 2014 and 3,312,749 in 2015 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded 1,462,204 common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.